Capitalized Software and Content, Net (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Capitalized Computer Software And Content
Internally developed capitalized software and content, net consists of the following (in thousands):

	December 31, 2019	December 31, 2020	June 30, 2021
			(unaudited)
Capitalized software	$12,628	$15,081	$15,703
Capitalized content	11,834	16,899	19,350
	24,462	31,980	35,053
Less: Accumulated amortization	(8,439)	(16,457)	(20,580)
Total capitalized software and content, net	$16,023	$15,523	$14,473

Schedule of Estimated Future Capitalized Software and Content Amortization Expense	As these costs are not yet in service, they are not included in the following estimated future amortization expenses for capitalized software and content placed in service at the balance sheet dates shown below (in thousands):

	December 31, 2020	June 30, 2021
		(unaudited)
2021	$7,033	$3,856
2022	3,941	5,232
2023	1,033	2,274
2024	153	641
2025	153	424
Thereafter	196	564
Total	$12,509	$12,991